Segment information - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 564,360	$ 483,790	$ 621,153
Less: equity investees' revenue	(317,297)	(306,396)	(517,849)
Total consolidated revenues	247,063	177,394	103,304
Product and service revenue	29,038	47,501	0
Automotive
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	239,393	172,232	100,108
Corporate and Technology Investments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	7,670	5,162	3,196
CWI
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	317,297	276,465	331,882
WWI
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 0	$ 29,931	$ 185,967